Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended	12 Months Ended
	Apr. 06, 2018	Dec. 27, 2017	Dec. 23, 2016	Nov. 25, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000131094
Account Value [Line Items]
Line Graph and Table Measure Name					Donoghue Forlines Dividend Fund
Account Value					$ 9,497	$ 11,892	$ 9,497	$ 10,967	$ 11,283	$ 11,855	$ 8,695	$ 10,287	$ 10,923	$ 10,746	$ 9,774	$ 9,420
C000148993
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Dividend Fund
Account Value				$ 10,000		$ 11,206		10,411	10,798	11,437	8,445	10,073	10,774	10,674	9,787	9,504
C000131095
Account Value [Line Items]
Line Graph and Table Measure Name					Donoghue Forlines Dividend Fund
Account Value					$ 10,000	$ 12,844	10,000	11,809	12,119	12,703	9,300	10,965	11,617	11,398	10,344	9,941
C000169556
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Momentum Fund
Account Value			$ 10,000			$ 15,280		11,990	11,654	13,786	8,747	11,301	11,021	10,184
C000169557
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Momentum Fund
Account Value			$ 10,000			$ 16,457		12,795	12,308	14,417	9,063	11,575	11,180	10,228
C000193677
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Risk Managed Income Fund - with load
Account Value		$ 9,497				$ 11,524		10,542	10,312	10,537	9,645	9,856	9,513
C000193678
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Risk Managed Income Fund
Account Value		10,000				$ 11,381		10,632	10,561	10,869	10,020	10,324	9,989
C000193679
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Risk Managed Income Fund
Account Value		$ 10,000				$ 12,134		11,210	11,026	11,246	10,260	10,462	10,066
C000199674
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Tactical Allocation Fund - with load
Account Value	$ 9,497					$ 11,097		9,932	9,157	10,758	8,866	9,505	9,416
C000199675
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Tactical Allocation Fund
Account Value	10,000					$ 11,149		10,052	9,342	11,056	9,173	9,912	9,896
C000199676
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Tactical Allocation Fund
Account Value	$ 10,000					$ 11,870		10,601	9,746	11,419	9,388	10,043	9,917
C000091243
Account Value [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Tactical Income Fund - with load
Account Value					9,504	$ 10,145	$ 9,504	9,597	9,405	10,349	9,639	10,161	9,655	9,725	9,282	9,142
C000091245
Account Value [Line Items]
Line Graph and Table Measure Name							Donoghue Forlines Tactical Income Fund
Account Value					$ 10,000	10,862	$ 10,000	10,254	10,019	10,993	10,227	10,826	10,256	10,304	9,807	9,643
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000	32,504	10,000	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				$ 10,000		30,720		24,798	20,775	23,889	16,697	15,535	14,121	12,328	10,445	10,147
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000	32,504	$ 10,000	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000			26,942		21,749	18,221	20,952	14,644	13,625	12,384	10,812
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000			26,942		21,749	18,221	20,952	14,644	13,625	12,384	10,812
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000				10,498		10,228	10,325	11,510	11,548	10,620	9,845
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000				10,498		10,228	10,325	11,510	11,548	10,620	9,845
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 10,000					17,832		14,938	12,819	15,215	10,926	10,700	10,118
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 10,000					17,832		14,938	12,819	15,215	10,926	10,700	10,118
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index
Account Value					10,000	9,584	$ 10,000	9,496	9,623	11,355	11,063	10,615	10,029	9,895	10,115	9,290
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index
Account Value					$ 10,000	9,584	$ 10,000	9,496	9,623	11,355	11,063	10,615	10,029	9,895	10,115	9,290
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	22,057	10,000	19,510	17,491	18,771	13,064	14,331	13,213	12,375	10,711	10,413
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		21,101		18,664	16,733	17,958	12,498	13,710	12,640	11,838	10,247	9,962
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	22,057	$ 10,000	19,510	17,491	18,771	13,064	14,331	13,213	$ 12,375	$ 10,711	$ 10,413
S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value		$ 10,000				13,710		12,376	11,072	11,560	10,570	10,619	10,189
S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P LSTA U.S. Leveraged Loan 100 Index TR
Account Value		$ 10,000				13,710		12,376	11,072	11,560	10,570	10,619	10,189
HFRU Hedge Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRU Hedge Fund Composite Index
Account Value	$ 10,000					11,486		10,824	10,428	11,021	9,830	10,034	10,008
HFRU Hedge Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRU Hedge Fund Composite Index
Account Value	$ 10,000					$ 11,486		$ 10,824	$ 10,428	$ 11,021	$ 9,830	$ 10,034	$ 10,008